Exhibit 99.g1bii

Eagle Point Credit Company Inc.

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In 2024, Eagle Point Credit Company Inc. (the “Registrant”) issued 8.00% Series F Term Preferred Stock due 2029 (“Series F Term Preferred Stock”).  A description of the terms of the Series F Term Preferred Stock is included under the headings “Description of the Series F Term Preferred Stock” and “U.S. Federal Income Tax Matters” in the Registrant’s prospectus supplement dated and filed with the Securities and Exchange Commission on January 23, 2024 (SEC Accession No. 0001104659-24-005925), which description is incorporated by reference herein.

In 2024, the Registrant issued 7.00% Series AA Convertible and Perpetual Preferred Stock and 7.00% Series AB Convertible Perpetual Preferred Stock (the “Convertible and Perpetual Preferred Stock”).  A description of the terms of the Convertible and Perpetual Preferred Stock is included under the headings “Description of the Offered Preferred Stock” and “U.S. Federal Income Tax Matters” in the Registrant’s prospectus supplement dated and filed with the Securities and Exchange Commission on March 22, 2024 (SEC Accession No. 0001104659-24-037947), which description is incorporated by reference herein.

In 2024, the Registrant issued 7.75% Notes due 2030 (“2030 Notes”).  A description of the terms of the 2030 Notes is included under the headings “Description of the Notes” and “U.S. Federal Income Tax Matters” in the Registrant’s prospectus supplement dated and filed with the Securities and Exchange Commission on December 6, 2024 (SEC Accession No. 0001104659-24-126297), which description is incorporated by reference herein.